Annual Total Returns - Global X Funds	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Global X MSCI Colombia ETF Series | Global X MSCI Colombia ETF Class
Prospectus [Line Items]
Annual Return [Percent]	69.63%	5.18%	22.56%	(21.34%)	(10.70%)	(15.36%)	30.12%	(19.26%)	12.35%	23.64%
Global X MSCI China Consumer Discretionary ETF Series | Global X MSCI China Consumer Discretionary ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.91%	12.16%	(10.92%)	(22.07%)	(27.23%)	93.43%	43.06%	(27.72%)	65.28%	(5.88%)
Global X MSCI Norway ETF Series | Global X MSCI Norway ETF Class
Prospectus [Line Items]
Annual Return [Percent]	32.82%	(2.89%)	5.01%	(12.92%)	18.24%	3.50%	12.85%	(8.38%)	22.04%	17.64%
Global X FTSE Southeast Asia ETF Series | Global X FTSE Southeast Asia ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.46%	11.42%	4.43%	5.16%	5.26%	(8.05%)	7.78%	(6.35%)	31.89%	8.39%
Global X MSCI Argentina ETF Series | Global X MSCI Argentina ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.26%	63.25%	52.50%	12.52%	3.48%	14.82%	14.09%	(32.49%)	53.87%	28.92%
Global X MSCI Greece ETF Series | Global X MSCI Greece ETF Class
Prospectus [Line Items]
Annual Return [Percent]	75.12%	9.75%	43.51%	2.95%	5.67%	(13.26%)	49.33%	(29.90%)	32.19%	(1.16%)
Global X DAX Germany ETF | Global X DAX Germany ETF Class
Prospectus [Line Items]
Annual Return [Percent]	38.72%	10.65%	23.59%	(18.35%)	7.09%	12.48%	22.47%	(22.38%)	26.83%	2.55%
Global X MSCI Vietnam ETF | Global X MSCI Vietnam ETF Class
Prospectus [Line Items]
Annual Return [Percent]	62.90%	(6.71%)	12.76%	(44.24%)
Global X Copper Miners ETF Series | Global X Copper Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	93.00%	3.27%	9.30%	(0.69%)	24.01%	50.95%	11.68%	(30.66%)	36.75%	72.66%
Global X Silver Miners ETF | Global X Silver Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	165.93%	14.63%	1.92%	(22.97%)	(18.34%)	41.04%	34.27%	(22.68%)	1.03%	80.33%
Global X Gold Explorers ETF Series | Global X Gold Explorers ETF Class
Prospectus [Line Items]
Annual Return [Percent]	181.92%	18.36%	2.67%	(14.47%)	(14.25%)	34.11%	36.41%	(14.10%)	11.25%	79.98%
Global X Uranium ETF Series | Global X Uranium ETF Class
Prospectus [Line Items]
Annual Return [Percent]	67.41%	(0.41%)	46.23%	(11.18%)	58.26%	39.85%	(4.09%)	(20.16%)	19.04%	(2.70%)
Global X Lithium & Battery Tech ETF Series | Global X Lithium & Battery Tech ETF Class
Prospectus [Line Items]
Annual Return [Percent]	59.31%	(19.27%)	(11.85%)	(29.69%)	37.39%	126.51%	2.80%	(28.09%)	63.36%	23.56%
Global X SuperDividend ETF Series | Global X SuperDividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	28.27%	2.22%	5.53%	(26.43%)	3.55%	(20.71%)	12.64%	(14.71%)	11.54%	13.17%
Global X Social Media ETF Series | Global X Social Media ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.06%	5.88%	30.94%	(42.27%)	(12.79%)	78.18%	25.23%	(16.04%)	54.72%	8.71%
Global X Guru Index ETF Series | Global X Guru Index ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.27%	23.71%	19.09%	(27.74%)	7.95%	25.39%	31.81%	(6.85%)	23.81%	3.80%
Global X SuperIncome Preferred ETF Series | Global X SuperIncome Preferred ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.17%	9.08%	3.63%	(14.74%)	5.33%	6.90%	12.72%	(2.62%)	2.29%	3.72%
Global X SuperDividend U.S. ETF Series | Global X SuperDividend U.S. ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.12%	11.42%	(1.77%)	(4.05%)	30.89%	(22.89%)	14.62%	(6.67%)	9.72%	10.75%
Global X MSCI SuperDividend Emerging Markets ETF Series | Global X MSCI SuperDividend Emerging Markets ETF Class
Prospectus [Line Items]
Annual Return [Percent]	31.28%	3.85%	13.32%	(21.09%)	2.10%	(11.02%)	16.78%	(17.14%)	16.43%	26.60%
Global X SuperDividend REIT ETF Series | Global X SuperDividend REIT ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.77%	(1.64%)	9.63%	(17.80%)	14.00%	(36.52%)	22.37%	(5.14%)	17.80%	23.73%
Global X Renewable Energy Producers ETF Series | Global X Renewable Energy Producers ETF Class
Prospectus [Line Items]
Annual Return [Percent]	29.36%	(22.08%)	(12.33%)	(15.06%)	(12.27%)	25.31%	36.53%	(5.47%)	22.14%	6.01%
Global X S&P 500 Catholic Values ETF Series | Global X S&P 500 Catholic Values ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.21%	23.15%	26.36%	(20.05%)	28.88%	18.68%	30.99%	(4.95%)	22.51%
Global X MSCI SuperDividend EAFE ETF Series | Global X MSCI SuperDividend EAFE ETF Class
Prospectus [Line Items]
Annual Return [Percent]	45.31%	3.59%	14.65%	(7.61%)	11.91%	(5.16%)	14.83%	(11.08%)	23.22%
Global X E-commerce ETF Series | Global X E-commerce ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.38%	30.69%	30.50%	(40.77%)	(13.02%)	74.38%	32.40%
Global X S&P Catholic Values Developed ex-U.S. ETF Series | Global X S&P Catholic Values Developed ex-U.S. ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.21%	5.10%	17.74%	(17.07%)	9.19%
Global X NASDAQ 100 Collar 95-110 ETF Series | Global X NASDAQ 100 Collar 95-110 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.41%	20.33%	27.91%	(18.30%)
Global X NASDAQ 100 Tail Risk ETF Series | Global X NASDAQ 100 Tail Risk ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.52%	21.26%	45.14%	(28.69%)
Global X S&P 500 Collar 95-110 ETF Series | Global X S&P 500 Collar 95-110 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.22%	20.81%	15.54%	(12.58%)
Global X S&P 500 Tail Risk ETF Series | Global X S&P 500 Tail Risk ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.54%	22.08%	21.06%	(17.46%)
Global X Rare Earth & Critical Materials ETF | Global X Rare Earth & Critical Materials ETF Class
Prospectus [Line Items]
Annual Return [Percent]	96.12%	(7.38%)	(19.67%)
Global X Russell 2000 ETF | Global X Russell 2000 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.76%
Global X U.S. Electrification ETF Series | Global X U.S. Electrification ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.78%
Global X S&P 500 Covered Call ETF Series | Global X S&P 500 Covered Call ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.18%	19.23%	11.04%	(12.07%)	19.68%	(0.66%)	21.26%	(5.92%)	16.83%	8.00%
Global X NASDAQ 100 Covered Call ETF | Global X NASDAQ 100 Covered Call ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.31%	19.13%	22.82%	(19.00%)	10.34%	8.76%	22.99%	(3.04%)	19.30%	4.98%
Global X Russell 2000 Covered Call ETF Series | Global X Russell 2000 Covered Call ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.75%	10.12%	0.34%	(13.09%)	22.51%	(0.50%)
Global X Nasdaq 100 Covered Call & Growth ETF Series | Global X Nasdaq 100 Covered Call & Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.38%	22.31%	38.16%	(26.25%)	18.54%
Global X S&P 500 Covered Call & Growth ETF Series | Global X S&P 500 Covered Call & Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.06%	22.02%	18.19%	(15.24%)	23.53%
Global X NASDAQ 100 Risk Managed Income ETF Series | Global X NASDAQ 100 Risk Managed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.88%	14.50%	11.45%	(18.49%)
Global X S&P 500 Risk Managed Income ETF Series | Global X S&P 500 Risk Managed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.03%	14.70%	4.50%	(13.96%)
Global X Dow 30 Covered Call ETF | Global X Dow 30 Covered Call ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.57%	14.45%	8.82%
Global X Russell 2000 Covered Call & Growth ETF | Global X Russell 2000 Covered Call & Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.32%	10.81%	8.50%
Global X Information Technology Covered Call & Growth ETF | Global X Information Technology Covered Call & Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.84%	20.38%	41.59%
Global X Dow 30 Covered Call & Growth ETF | Global X Dow 30 Covered Call & Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.19%	14.60%
Global X MLP & Energy Infrastructure Covered Call ETF | Global X MLP & Energy Infrastructure Covered Call ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.17%
Global X Blockchain & Bitcoin Strategy ETF | Global X Blockchain & Bitcoin Strategy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.16%	62.42%	214.05%	(75.33%)
Global X Bitcoin Trend Strategy ETF | Global X Bitcoin Trend Strategy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.81%